Basis of Presentation (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Summary of Store Activity
Store activity for the periods ended June 30, 2021 and December 31, 2020 is as follows:

	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Franchised stores, beginning of the period	98	102	117
Stores opened during the period	1	3	9
Stores transferred/sold to the Company	—	—	(2)
Stores closed during the period	(2)	(8)	(22)

Franchised stores, end of the period	97	97	102

	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Corporate owned stores, beginning of the period	19	17	13
Stores opened during the period	3	5	2
Stores transferred/sold to the Company	—	—	2
Stores closed during the period	—	—	—

Corporate owned stores, end of the period	22	22	17

Schedule of reconciliation of net loss per common share
Basic and diluted loss per common share is calculated as follows (in thousands, except per share data):

	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Numerator:
Net income attributable to common shareholders	$8,991	$781
Reversal of Gain on change in value of warrant liability	(12,619)	(7,673)

Net loss attributable to common shareholders - diluted	$(3,628)	$(6,892)

Denominator:
Weighted average common shares outstanding, basic	17,888,140	17,852,493
Effect of dilutive securities
Restricted stock grants and warrants	847,417	2,261,954
UPOs	17,381	30,837

Diluted weighted-average shares outstanding	18,752,938	20,145,284

Basic net income per common share	$0.50	$0.04
Diluted net loss per common share	$(0.19)	$(0.34)